Advisors Preferred Trust

Kensington Managed Income Fund

Incorporated herein by reference is the definitive version of the prospectus for the Kensington Managed Income Fund filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on January 15, 2021 (SEC Accession No. 0001580642-21-000134).